STOCK-BASED COMPENSATION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
The following table summarizes changes in the number of outstanding stock options under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

The following table summarizes changes in the number of outstanding stock options under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

Weighted average
		Weighted average	remaining
		exercise price	contractual term
	Options	per share	in years
Outstanding – December 31, 2020	1,173,190	$6.52	3.35
Awarded	—	—
Exercised	(799,390)	4.70
Forfeited	(373,800)	10.43
Outstanding – September 30, 2021	—	—	—

Exercisable at September 30, 2021	—	$—	—
Expected to vest September 30, 2021	—	—	—

The following table summarizes changes in the number of outstanding stock options under the Director Plan, Stock Plan and the 2011 Incentive Plan during the two years ended December 31, 2020.

		Weighted average	Weighted average
		exercise price	remaining
	Options	per share	contractual term
Outstanding – December 31, 2018	1,380,492	$7.56	4.18 years
Awarded	100,769	2.69
Exercised	(151,950)	4.08
Forfeited	(198,839)	9.33
Outstanding – December 31, 2019	1,130,472	7.28	3.48 years
Awarded	191,301	5.10
Exercised	(8,000)	2.64
Forfeited	(140,583)	10.90
Outstanding – December 31, 2020	1,173,190	6.52	3.35 years

Exercisable at December 31, 2020	877,926	$7.20	2.59 years
Expected to vest December 31, 2020	1,173,190	$6.52	3.35 years

The following table summarizes the changes in the number of deferred stock shares under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

The following table summarizes the changes in the number of deferred stock shares under the 2011 Plan over the period December 31, 2020 to September 30, 2021:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2020	272,695	$3.91
Granted	—	—
Vested	(194,586)	4.05
Forfeited	(78,109)	3.56
Outstanding – September 30, 2021	—	—

The following table summarizes the changes in the number of deferred stock shares under the Stock Plan and 2011 Incentive Plan over the period from December 31, 2018 to December 31, 2020:

		Weighted Average
		Grant Date
	Shares	Fair Value
Outstanding – December 31, 2018	270,066	$4.48
Granted	161,107	2.76
Vested	(4,575)	4.56
Forfeited	(105,371)	3.90
Outstanding – December 31, 2019	321,227	3.37
Granted	95,631	5.33
Vested	(57,952)	2.81
Forfeited	(86,211)	4.22
Outstanding – December 31, 2020	272,695	3.91